TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of trade and other accounts payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Trade and other accounts payables	$ 1,248,790	$ 1,945,731
Accrued liabilities	379,202	2,893,520
Total trade and other accounts payables	$ 1,627,992	$ 4,839,251